Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets recorded on the balance sheet	¥ 3,580,727		¥ 3,580,727		¥ 3,814,017
Direct financing lease sold on securitization	5,779		5,779		12,651
Total assets managed together or sold on securitization	3,586,506		3,586,506		3,826,668
Principal amount of Assets recorded on the balance sheet receivables more than 90 days past-due and impaired loans	310,847		310,847		344,855
Principal amount of Direct financing lease sold on securitization receivables more than 90 days past-due and impaired loans
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	310,847		310,847		344,855
Assets recorded on the balance sheet credit losses	7,565	13,156	28,463	36,935
Direct financing lease sold on securitization credit losses
Assets managed together or sold on securitization credit losses	7,565	13,156	28,463	36,935
Direct financing leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets recorded on the balance sheet	839,630		839,630		830,853
Principal amount of Assets recorded on the balance sheet receivables more than 90 days past-due and impaired loans	20,120		20,120		22,787
Assets recorded on the balance sheet credit losses	2,245	1,709	5,225	5,676
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets recorded on the balance sheet	2,741,097		2,741,097		2,983,164
Principal amount of Assets recorded on the balance sheet receivables more than 90 days past-due and impaired loans	290,727		290,727		322,068
Assets recorded on the balance sheet credit losses	¥ 5,320	¥ 11,447	¥ 23,238	¥ 31,259